Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 29, 2025	Jun. 30, 2024	Jul. 02, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Rule 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation actually paid ("CAP") to our principal executive officer ("PEO") and our non-PEO named executive officers ("Non-PEO NEOs") and certain financial performance of the Company.

Amounts included as CAP do not represent the value of cash compensation and equity awards actually received by our PEO and Non-PEO NEOs but instead are amounts calculated pursuant to Commission rules and which result in adjustments to the amounts reported above in the summary compensation table. For further information concerning the Company's pay-for-performance philosophy and how we seek to align executive compensation with performance, refer to “Executive Compensation.” Our Compensation Committee did not consider the following Pay Versus Performance analysis and disclosures in making compensation decisions with respect to any fiscal year shown below.

Pay Versus Performance Table

Fiscal Year	Summary Compensation Table Total for the First PEO (1)	Compensation Actually Paid to First PEO ($) (2) (3)	Summary Compensation Table Total for the Second PEO (1)	Compensation Actually Paid to Second PEO ($) (2) (3)	Average Summary Compensation Total for Non- PEO NEOs(1) (4)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (TSR) (5)	Net (Loss) Income (6)

2025	$5,352,066	$7,071,945	$—	$—	$1,063,825	$1,204,957	$184.91	$18,685,000
2024	$737,445	$805,641	$795,876	$839,093	$585,006	$625,550	$75.76	$16,313,000
2023	$803,267	$664,603	$—	$—	$635,177	$556,471	$54.97	$(6,670,000)

(1)
The dollar amounts reported in this column are the total compensation reported in the “Total” column of the Summary Compensation Table for the 2025, 2024 and 2023 fiscal years for the persons serving as PEO and Non-PEO NEOs for such applicable year. The individuals included as our PEO and Non-PEO NEOs for each applicable fiscal year are set forth in the following table (note that during fiscal year 2024, Mr. Krejci served as our PEO for six months until his retirement on December 31, 2023 and Mr. Guillot served as our interim PEO for six months from January 1, 2024 through June 30, 2024 so the information provided for our PEO for fiscal year 2024 is based on their pro rated amounts reported.

Fiscal Year	First PEO	Second PEO	Non-PEO Named Executive Officers

2025	Jennifer Slater	N/A	Matthew Pauli, Rolando Guillot
2024	Frank Krejci	Rolando Guillot	Richard Messina, Al-Waleed Hamdan
2023	Frank Krejci	N/A	Patrick Hansen, Rolando Guillot, Richard Messina

(2)
The dollar amounts reported in this column represent the amount of compensation actually paid for our PEO as computed in accordance with Item 402(v) of Regulation S-K.
(3)
The following table provides the adjustments to the Summary Compensation Table “Total” compensation column to determine our PEO's compensation actually paid and our Non-PEO NEOs average compensation actually paid:

	2025		2024			2023

	First PEO ($)	Average for Non-PEO NEOs ($)	First PEO ($)	Second PEO ($)	Average for Non-PEO NEOs ($)	First PEO ($)	Average for Non-PEO NEO ($)

Summary Compensation Table Total:	$5,352,066	$1,063,825	$737,445	$795,876	$585,006	$803,267	$635,177

Adjustments:

Deduction for Amounts Reported in the “Stock Awards” Column in the Summary Compensation Table:	$(2,804,248)	$(207,736)	$(113,016)	$(76,452)	$(69,804)	$(154,734)	$(62,197)

Increase for fair value of awards granted during the covered fiscal year that vested during the covered fiscal year:	—	—	$129,234	—	—	—	—

Increase for fair value of awards granted during the covered fiscal year that remain outstanding and unvested as of the covered fiscal year end:	$4,524,127	$263,637	—	$86,250	$78,750	$92,514	$38,094

Increase (deduction) for year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end:	—	$62,135	—	$23,324	$19,208	$(75,786)	$(44,580)

Increase (deduction) for change in vesting date fair value of awards granted during the prior fiscal years that vested during the covered fiscal year compared to fair value of awards of prior fiscal year end:	—	$23,096	$51,978	$10,095	$12,390	$(658)	$(10,023)

Total Adjustments:	$1,719,879	$141,132	$68,196	$43,217	$40,544	$(138,664)	$(78,706)

Compensation Actually Paid:	$7,071,945	$1,204,957	$805,641	$839,093	$625,550	$664,603	$556,471

(4)
The dollar amounts reported in this column represent the average of the amounts reported for our Non-PEO named executive officers as a group in the “Total” column of the Summary Compensation Table in each applicable year.
(5)
The amounts reported in this column reflect our cumulative TSR, assuming an initial fixed $100 investment in our Common Stock starting July 1, 2022 through the end of each listed fiscal year. Cumulative TSR is calculated by dividing the sum of cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. No dividends were paid on our Common Stock during fiscal 2025, 2024, or 2023.
(6)
The dollar amounts reported represent the amount of net (loss) income attributable to Strattec’s shareholders as reflected in our consolidated financial statements for each applicable year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in this column are the total compensation reported in the “Total” column of the Summary Compensation Table for the 2025, 2024 and 2023 fiscal years for the persons serving as PEO and Non-PEO NEOs for such applicable year. The individuals included as our PEO and Non-PEO NEOs for each applicable fiscal year are set forth in the following table (note that during fiscal year 2024, Mr. Krejci served as our PEO for six months until his retirement on December 31, 2023 and Mr. Guillot served as our interim PEO for six months from January 1, 2024 through June 30, 2024 so the information provided for our PEO for fiscal year 2024 is based on their pro rated amounts reported.

Fiscal Year	First PEO	Second PEO	Non-PEO Named Executive Officers

2025	Jennifer Slater	N/A	Matthew Pauli, Rolando Guillot
2024	Frank Krejci	Rolando Guillot	Richard Messina, Al-Waleed Hamdan
2023	Frank Krejci	N/A	Patrick Hansen, Rolando Guillot, Richard Messina

Adjustment To PEO Compensation, Footnote
(3)
The following table provides the adjustments to the Summary Compensation Table “Total” compensation column to determine our PEO's compensation actually paid and our Non-PEO NEOs average compensation actually paid:

	2025		2024			2023

	First PEO ($)	Average for Non-PEO NEOs ($)	First PEO ($)	Second PEO ($)	Average for Non-PEO NEOs ($)	First PEO ($)	Average for Non-PEO NEO ($)

Summary Compensation Table Total:	$5,352,066	$1,063,825	$737,445	$795,876	$585,006	$803,267	$635,177

Adjustments:

Deduction for Amounts Reported in the “Stock Awards” Column in the Summary Compensation Table:	$(2,804,248)	$(207,736)	$(113,016)	$(76,452)	$(69,804)	$(154,734)	$(62,197)

Increase for fair value of awards granted during the covered fiscal year that vested during the covered fiscal year:	—	—	$129,234	—	—	—	—

Increase for fair value of awards granted during the covered fiscal year that remain outstanding and unvested as of the covered fiscal year end:	$4,524,127	$263,637	—	$86,250	$78,750	$92,514	$38,094

Increase (deduction) for year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end:	—	$62,135	—	$23,324	$19,208	$(75,786)	$(44,580)

Increase (deduction) for change in vesting date fair value of awards granted during the prior fiscal years that vested during the covered fiscal year compared to fair value of awards of prior fiscal year end:	—	$23,096	$51,978	$10,095	$12,390	$(658)	$(10,023)

Total Adjustments:	$1,719,879	$141,132	$68,196	$43,217	$40,544	$(138,664)	$(78,706)

Compensation Actually Paid:	$7,071,945	$1,204,957	$805,641	$839,093	$625,550	$664,603	$556,471

(4)
The dollar amounts reported in this column represent the average of the amounts reported for our Non-PEO named executive officers as a group in the “Total” column of the Summary Compensation Table in each applicable year.
(5)
The amounts reported in this column reflect our cumulative TSR, assuming an initial fixed $100 investment in our Common Stock starting July 1, 2022 through the end of each listed fiscal year. Cumulative TSR is calculated by dividing the sum of cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. No dividends were paid on our Common Stock during fiscal 2025, 2024, or 2023.
(6)
The dollar amounts reported represent the amount of net (loss) income attributable to Strattec’s shareholders as reflected in our consolidated financial statements for each applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,063,825	$ 585,006	$ 635,177
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,204,957	625,550	556,471
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table provides the adjustments to the Summary Compensation Table “Total” compensation column to determine our PEO's compensation actually paid and our Non-PEO NEOs average compensation actually paid:

	2025		2024			2023

	First PEO ($)	Average for Non-PEO NEOs ($)	First PEO ($)	Second PEO ($)	Average for Non-PEO NEOs ($)	First PEO ($)	Average for Non-PEO NEO ($)

Summary Compensation Table Total:	$5,352,066	$1,063,825	$737,445	$795,876	$585,006	$803,267	$635,177

Adjustments:

Deduction for Amounts Reported in the “Stock Awards” Column in the Summary Compensation Table:	$(2,804,248)	$(207,736)	$(113,016)	$(76,452)	$(69,804)	$(154,734)	$(62,197)

Increase for fair value of awards granted during the covered fiscal year that vested during the covered fiscal year:	—	—	$129,234	—	—	—	—

Increase for fair value of awards granted during the covered fiscal year that remain outstanding and unvested as of the covered fiscal year end:	$4,524,127	$263,637	—	$86,250	$78,750	$92,514	$38,094

Increase (deduction) for year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end:	—	$62,135	—	$23,324	$19,208	$(75,786)	$(44,580)

Increase (deduction) for change in vesting date fair value of awards granted during the prior fiscal years that vested during the covered fiscal year compared to fair value of awards of prior fiscal year end:	—	$23,096	$51,978	$10,095	$12,390	$(658)	$(10,023)

Total Adjustments:	$1,719,879	$141,132	$68,196	$43,217	$40,544	$(138,664)	$(78,706)

Compensation Actually Paid:	$7,071,945	$1,204,957	$805,641	$839,093	$625,550	$664,603	$556,471

(4)
The dollar amounts reported in this column represent the average of the amounts reported for our Non-PEO named executive officers as a group in the “Total” column of the Summary Compensation Table in each applicable year.
(5)
The amounts reported in this column reflect our cumulative TSR, assuming an initial fixed $100 investment in our Common Stock starting July 1, 2022 through the end of each listed fiscal year. Cumulative TSR is calculated by dividing the sum of cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. No dividends were paid on our Common Stock during fiscal 2025, 2024, or 2023.
(6)
The dollar amounts reported represent the amount of net (loss) income attributable to Strattec’s shareholders as reflected in our consolidated financial statements for each applicable year.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR:
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net (Loss) Income:
Total Shareholder Return Amount	$ 184.91	75.76	54.97
Net Income (Loss)	18,685,000	16,313,000	(6,670,000)
First PEO Jennifer Slater
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,352,066
PEO Actually Paid Compensation Amount	$ 7,071,945
PEO Name	Jennifer Slater
First PEO Frank Krejci
Pay vs Performance Disclosure
PEO Total Compensation Amount		737,445	803,267
PEO Actually Paid Compensation Amount		$ 805,641	$ 664,603
PEO Name		Frank Krejci	Frank Krejci
Second PEO Rolando Guillot
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 795,876
PEO Actually Paid Compensation Amount		$ 839,093
PEO Name		Rolando Guillot
PEO | First PEO Jennifer Slater
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,719,879
PEO | First PEO Jennifer Slater | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,804,248)
PEO | First PEO Jennifer Slater | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,524,127
PEO | First PEO Jennifer Slater | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | First PEO Jennifer Slater | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | First PEO Jennifer Slater | Increase For Fair Value of Awards Granted During the Covered Fiscal Year That Vested During the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | First PEO Frank Krejci
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 68,196	$ (138,664)
PEO | First PEO Frank Krejci | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(113,016)	(154,734)
PEO | First PEO Frank Krejci | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	92,514
PEO | First PEO Frank Krejci | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(75,786)
PEO | First PEO Frank Krejci | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		51,978	(658)
PEO | First PEO Frank Krejci | Increase For Fair Value of Awards Granted During the Covered Fiscal Year That Vested During the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		129,234	0
PEO | Second PEO Rolando Guillot
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		43,217
PEO | Second PEO Rolando Guillot | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(76,452)
PEO | Second PEO Rolando Guillot | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		86,250
PEO | Second PEO Rolando Guillot | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		23,324
PEO | Second PEO Rolando Guillot | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,095
PEO | Second PEO Rolando Guillot | Increase For Fair Value of Awards Granted During the Covered Fiscal Year That Vested During the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,132	40,544	(78,706)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(207,736)	(69,804)	(62,197)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,637	78,750	38,094
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,135	19,208	(44,580)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,096	12,390	(10,023)
Non-PEO NEO | Increase For Fair Value of Awards Granted During the Covered Fiscal Year That Vested During the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0